CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Millions		Common shares	Share premium	Treasury shares	Hedging reserves	Translation reserves	Retained profit	Total
Balance at Dec. 31, 2016		$ 0.6		$ (2.9)	$ 0.4	$ (0.1)	$ 782.6	$ 780.6
Comprehensive income/(loss) for the period:
Net profit/(loss) for the period							(1.2)	(1.2)
Other comprehensive income/(loss) for the period					4.2	0.1		4.3	[1]
Total comprehensive income/(loss) for the period					4.2	0.1	(1.2)	3.1
Shareholders' contribution							0.2	0.2
Share-based compensation							1.4	1.4
Dividend paid							(1.2)	(1.2)
Total changes in equity for the period					4.2	0.1	(0.8)	3.5
Balance at Sep. 30, 2017		0.6		(2.9)	4.6		781.8	784.1
Balance at Dec. 31, 2016		0.6		(2.9)	0.4	(0.1)	782.6	780.6
Comprehensive income/(loss) for the period:
Net profit/(loss) for the period								2.4
Other comprehensive income/(loss) for the period	[1]							7.3
Total comprehensive income/(loss) for the period								9.7
Balance at Dec. 31, 2017		0.6		(2.9)	7.3	0.3	785.8	791.1
Changes in Stockholders' Equity [Roll Forward]
Effect as of 1 January 2018 of IFRS 15 implementation							(0.9)	(0.9)
Adjusted equity as of 1 January 2018		0.6		(2.9)	7.3	0.3	784.9	790.2
Comprehensive income/(loss) for the period:
Net profit/(loss) for the period							(33.1)	(33.1)
Other comprehensive income/(loss) for the period					3.3	(0.5)		2.8	[1]
Total comprehensive income/(loss) for the period					3.3	(0.5)	(33.1)	(30.3)
Capital increase		0.1	$ 99.9					100.0
Transaction costs capital increase			(2.8)					(2.8)
Share-based compensation							1.6	1.6
Total changes in equity for the period		0.1	97.1		3.3	(0.5)	(31.5)	68.5
Balance at Sep. 30, 2018		$ 0.7	$ 97.1	$ (2.9)	$ 10.6	$ (0.2)	$ 753.4	$ 858.7

[1]	No income tax was incurred relating to other comprehensive income/(loss) items.